Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Stock-Based Compensation
Stock-Based Compensation Expense

Stock-Based Compensation Expense

	Years ended December 31
(Millions)	2016	2015	2014
Cost of sales	$47	$46	$47
Selling, general and administrative expenses	206	185	192
Research, development and related expenses	45	45	41

Stock-based compensation expenses	$298	$276	$280

Income tax benefits	$(272)	$(87)	$(79)

Stock-based compensation expenses (benefits), net of tax	$26	$189	$201

Stock Option Activity

Stock Option Program

The following table summarizes stock option activity for the years ended December 31:

	2016		2015		2014
		Weighted		Weighted		Weighted
	Number of	Average	Number of	Average	Number of	Average
	Options	Exercise Price	Options	Exercise Price	Options	Exercise Price
Under option —
January 1	38,552,445	$102.01	39,235,557	$90.38	43,938,778	$83.84
Granted:
Annual	5,591,727	147.99	5,529,544	165.91	5,736,183	126.77
Exercised	(7,716,141)	86.76	(5,978,382)	83.74	(10,219,261)	82.37
Canceled	(231,799)	148.43	(234,274)	128.99	(220,143)	105.11
December 31	36,196,232	$112.07	38,552,445	$102.01	39,235,557	$90.38
Options exercisable
December 31	25,240,759	$95.65	27,262,062	$85.97	27,502,208	$81.42

Stock Option Assumptions

Stock Option Assumptions

	Annual
	2016	2015	2014
Exercise price	$147.87	$165.94	$126.72
Risk-free interest rate	1.5%	1.5%	1.9%
Dividend yield	2.5%	2.5%	2.6%
Expected volatility	20.8%	20.1%	20.8%
Expected life (months)	77	76	75
Black-Scholes fair value	$22.47	$23.98	$19.63

Restricted Stock and Restricted Stock Units Activity

Restricted Stock and Restricted Stock Units

The following table summarizes restricted stock and restricted stock unit activity for the years ended December 31:

	2016		2015		2014
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Nonvested balance —
As of January 1	2,441,088	$127.47	2,817,786	$104.41	3,105,361	$92.31
Granted
Annual	749,068	148.20	671,204	165.86	798,615	126.79
Other	8,115	169.00	26,886	156.94	78,252	152.74
Vested	(960,345)	101.64	(1,010,612)	89.99	(1,100,675)	90.37
Forfeited	(52,880)	145.95	(64,176)	118.99	(63,767)	97.23
As of December 31	2,185,046	$145.64	2,441,088	$127.47	2,817,786	$104.41

Performance Shares Activity

The following table summarizes performance share activity for the years ended December 31:

	2016		2015		2014
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Undistributed balance —
As of January 1	871,192	$120.89	1,099,752	$102.65	895,635	$88.12
Granted	219,431	160.17	227,798	158.88	305,225	124.89
Distributed	(367,428)	99.06	(323,938)	83.08	(277,358)	84.74
Performance change	(37,534)	155.98	(106,760)	127.70	212,461	109.74
Forfeited	(29,383)	149.08	(25,660)	125.33	(36,212)	109.44
As of December 31	656,278	$142.98	871,192	$120.89	1,099,752	$102.65

General Employees' Stock Purchase Plan (GESPP)

General Employees’ Stock Purchase Plan

	2016		2015		2014
		Weighted		Weighted		Weighted
		Average		Average		Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price

Options granted	987,478	$140.06	1,007,669	$133.52	1,073,956	$118.73
Options exercised	(987,478)	140.06	(1,007,669)	133.52	(1,073,956)	118.73
Shares available for grant - December 31	27,116,857		28,104,335		29,112,004